CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income/(Loss)	$ (366,195)	$ 117,016	$ (3,920)
Other comprehensive income/(loss):
Amortization of deferred realized losses on cash flow hedges	4,028	4,017	4,016
Accelerated amortization of deferred realized losses on cash flow hedges	7,706
Reclassification of unrealized losses to earnings	184	32,644	88,939
Total Other Comprehensive Income	11,918	36,661	92,955
Comprehensive Income/(Loss)	$ (354,277)	$ 153,677	$ 89,035